Loss Per Share - Schedule of Net Basic Loss Per Share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Earnings Per Share [Abstract]
Loss attributable to owners of the Company (RMB'000)	¥ (401,281)	$ (59,791)	¥ (942,481)
Weighted average number of ordinary shares outstanding | shares	55,064,947	55,064,947	46,935,542
Basic loss per share (RMB) | ¥ / shares	¥ (7.3)		¥ (20.1)